Financial assets - Disclosure of reconciliation of changes in gross carrying amount for financial instruments (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net changes of the exposure and modifications in the credit risk	€ 0	€ 37
Write-offs	6,439	6,831
Exchange differences and other	(808)	492
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,950	22,888
Impairment allowance at end of year	22,815	23,355
Accumulated impairment | Other assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	8,386	9,084
Accumulated impairment | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	14,429	14,271
Accumulated impairment | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,666	22,666
Transfers between stages	3,923	3,668
Net changes of the exposure and modifications in the credit risk	3,069	3,119
Write-offs	(6,439)	(6,801)
Exchange differences and other	(773)	434
Impairment allowance at end of year	22,446	23,086
Accumulated impairment | Loans and advances to customers | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	3,587	3,611
Transfers between stages	(627)	(454)
Net changes of the exposure and modifications in the credit risk	530	605
Write-offs	0	0
Exchange differences and other	(186)	88
Impairment allowance at end of year	3,304	3,850
Accumulated impairment | Loans and advances to customers | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	4,930	5,124
Transfers between stages	609	355
Net changes of the exposure and modifications in the credit risk	(423)	(377)
Write-offs	0	0
Exchange differences and other	(78)	97
Impairment allowance at end of year	5,038	5,199
Accumulated impairment | Loans and advances to customers | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	14,149	13,931
Transfers between stages	3,941	3,767
Net changes of the exposure and modifications in the credit risk	2,962	2,891
Write-offs	(6,439)	(6,801)
Exchange differences and other	(509)	249
Impairment allowance at end of year	€ 14,104	€ 14,037